TERM DEPOSIT (Details Narrative)	9 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)
Term Deposit
Non-redeemable term deposit		$ 18,316	$ 25,000
Accrues interest of term deposit		4.56%
Maturity date of term deposit		Aug. 09, 2023
Interest income		$ 190